Employee benefits - Expense recognized in profit and loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Current service cost	$ 30,108	$ 28,084	$ 28,968
Interest cost, net	30,806	18,166	16,828
Termination expense	$ 60,914	$ 46,250	$ 45,796